Fair Value Measurements - Composition and Fair Value Hierarchy of Financial Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities
PIPE subscription derivative liability	$ 137,942,000
HZO, Inc. and Subsidiaries
Assets
Non-marketable equity securities	15,000,000
Liabilities
Warrant liability	2,066,673	$ 51,673	$ 57,984
PIPE subscription derivative liability	50,881,000	3,396,000	1,052,000
Transfer between levels	0	0	0
HZO, Inc. and Subsidiaries | Fair value measurements, recurring
Assets
Non-marketable equity securities	15,000,000
Total	15,000,000
Liabilities
Warrant liability	2,066,673	51,673	57,984
PIPE subscription derivative liability	50,881,000	3,396,000	1,052,000
Total	52,947,673	3,447,673	1,109,984
HZO, Inc. and Subsidiaries | Level 3 | Fair value measurements, recurring
Assets
Non-marketable equity securities	15,000,000
Total	15,000,000
Liabilities
Warrant liability	2,066,673	51,673	57,984
PIPE subscription derivative liability	50,881,000	3,396,000	1,052,000
Total	$ 52,947,673	$ 3,447,673	$ 1,109,984